The Company and Summary of Significant Accounting Policies - Contract assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
The Company and Summary of Significant Accounting Policies
Contract assets	$ 3,439,000	$ 886,000	$ 661,000
Assets recognized for costs incurred to fulfill a contract (*)	12,000	39,000
Contract liabilities	48,000	651,000
Contract asset recognized	2,560,000	879,000
Revenues recognized that were included in the contract liabilities	651,000	766,000
Development services
The Company and Summary of Significant Accounting Policies
Contract asset recognized	0	650,000
Technical advice and maintenance services
The Company and Summary of Significant Accounting Policies
Contract asset recognized	$ 48,000	$ 0